SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

NOTE 33 — SHARE BASED PAYMENTS

The Company recognized share based compensation expense of $1.9 million, $2.7 million and $4.1 million for the years ended 31 December 2017, 2016 and 2015, respectively, comprised of RSUs (equity-settled) and deferred cash awards (cash-settled) and options.

Restricted Share Units

During the years ended 31 December 2017, 2016 and 2015, the Board of Directors awarded 15,757,216,  16,992,192 and 13,322,262 RSUs, respectively, to certain employees (of which 3,724,191,  5,113,281 and 3,090,000, respectively, granted to the Company’s Managing Director were approved by shareholders). These awards were made in accordance with the long-term equity component of the Company’s incentive compensation plan, the details of which are described in more detail in the Remuneration Report of the Directors’ Report. The fair value calculation methodology is described in Note 1. RSU expense totaled $2.1 million, $2.5 million and $4.1 million for the years ended 31 December 2017, 2016 and 2015, respectively. This information is summarised for the Group for the years ended 31 December 2017, 2016 and 2015, respectively, below:

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding at 31 December 2014	2,964,177	0.93
Issued or Issuable	13,322,262	0.53
Converted to ordinary shares	(3,805,789)	0.63
Forfeited	(46,312)	0.93
Outstanding at 31 December 2015	12,434,338	0.55
Issued or Issuable (1)	18,267,192	0.18
Converted to ordinary shares	(5,501,538)	0.54
Forfeited	(1,417,791)	0.59
Outstanding at 31 December 2016	23,782,201	0.34
Issued or Issuable	15,757,216	0.09
Converted to ordinary shares	(3,897,911)	0.43
Forfeited	(1,838,145)	0.15
Outstanding at 31 December 2017	33,803,361	0.22
(1)	Includes 1,275,000 of RSUs formally issued on the ASX in 2016 in conjunction with a 2015 option conversion.

The following tables summarise the RSUs issued and their related grant date, fair value and vesting conditions:

RSUs awarded during the year ended 31 December 2017:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
3 January 2017	250,000	$0.22	25% after 90 days; then 25% on 3 January 2018, 2019 and 2020
9 January 2017	250,000	$0.24	25% after 90 days; then 25% on 9 January 2018, 2019 and 2020
2 February 2017	6,627,667	$0.12	0% - 150% based on 3 year ATSR
25 May 2017	3,724,191	$0.05	0% - 150% based on 3 year ATSR
23 October 2017	745,000	$0.03	0% - 150% based on 3 year ATSR
23 October 2017	1,500,000	$0.05	25% after 90 days; then 25% on 23 October 2018, 2019 and 2020
29 December 2017	2,660,358	$0.07	33 % on 31 January 2018, 2019 and 2020
	15,757,216

RSUs awarded during the year ended 31 December 2016:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
15 March 2016	6,824,950	$0.15	0% - 133% based on 3 year ATSR
27 May 2016	4,342,331	$0.10	0% - 133% based on 3 year ATSR
27 May 2016	770,950	$0.12	100 % vested immediately
29 June 2016	3,853,961	$0.08	33 % on 1 January 2017, 2018 and 2019
15 August 2016	400,000	$0.11	50 % on 13 November 2016 and 50% on 11 February 2017
15 August 2016	800,000	$0.11	0% - 133% based on 3 year ATSR
	16,992,192

RSUs awarded during the year ended 31 December 2015:

		Fair Value at
		Measurement Date
Grant Date	Number of RSUs	(Per RSU in US$)	Vesting Conditions
27 April 2015	28,874	$0.52	25 % on 27 April 2016, 2017, 2018 and 2019
28 May 2015	1,545,113	$0.45	33 % on 31 January 2016, 2017 and 2018
28 May 2015	1,545,113	$0.67	0% - 200% based on 3 year total shareholder return as compared to peers
24 June 2015	4,267,002	$0.40	33 % on 31 January 2016, 2017 and 2018
24 June 2015	2,815,681	$0.57	0% - 200% based on 3 year total shareholder return as compared to peers
24 June 2015	2,809,479	$0.40	100 % vested upon issuance
1 September 2015	321,000	$0.25	33 % on 31 January 2016, 2017 and 2018
	13,332,262

Upon vesting, and after a certain administrative period, the RSUs are converted to ordinary shares of the Company. Once converted to ordinary shares, the RSUs are no longer restricted. For the years ended 31 December 2017, 2016 and 2015 the weighted average price of the RSUs at the date of conversion was A$0.19, A$0.11, and A$0.52 per share, respectively.

At 31 December 2017, the weighted average remaining contractual life of the RSUs was 1.4 years.

Deferred Cash Awards

During the years ended 31 December 2017 and 2016, the Board of Directors awarded $2.0 million and $2.1 million of deferred cash awards to certain employees.  Under the deferred cash plan, awards may vest between 0%‑300%, earned through appreciation in the price of Sundance’s ordinary shares over a one to three year period.  The details of the award is described in more detail in the Remuneration Report of the Directors’ Report and the fair value calculation methodology is described in Note 1. The Company recorded income of $(0.2) million and expense of $0.2 million for the years ended 31 December 2017 and 2016, respectively.  The estimated weighted average fair value of each one dollar unit of deferred cash awards as at 31 December 2017 was $0.03, resulting in a total liability of $16 thousand.

Amount
of Deferred
Cash Awards
Outstanding at 31 December 2014	—
Granted	—
Vested and paid in cash	—
Forfeited	—
Outstanding at 31 December 2015	—
Granted	2,079,879
Vested and paid in cash	—
Forfeited	(31,681)
Outstanding at 31 December 2016	2,048,198
Granted	1,998,675
Vested and paid in cash	—
Forfeited	(1,744,228)
Outstanding at 31 December 2017	2,302,645